Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized gains (losses) on investment securities, Balance at beginning of fiscal year	¥ 1,995,314	¥ 2,304,555	¥ 1,272,723
Net unrealized gains (losses) on investment securities, Net change during the fiscal year	31,984	(309,241)	1,031,832
Net unrealized gains (losses) on investment securities, Effect of adopting new guidance on consolidation of certain variable interest entities (Notes 1 and 26)	5,509
Net unrealized gains (losses) on investment securities, Balance at end of fiscal year	2,032,807	1,995,314	2,304,555
Net debt valuation adjustments (Note 14), Balance at beginning of fiscal year	(2,080)
Net debt valuation adjustments (Note 14), Net Change during the fiscal year	(8,552)	3,505
Net debt valuation adjustments (Note 14), Effect of adopting new guidance by a foreign affiliated company		(5,585)
Net debt valuation adjustments (Note 14), Balance at end of fiscal year	(10,632)	(2,080)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at beginning of fiscal year	4,516	2,708	1,809
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net change during the fiscal year	(13,245)	1,808	899
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at end of fiscal year	(8,729)	4,516	2,708
Defined benefit plans, Balance at beginning of fiscal year	(317,422)	(187,640)	(206,336)
Defined benefit plans, Net change during the fiscal year	103,360	(129,782)	18,696
Defined benefit plans, Balance at end of fiscal year	(214,062)	(317,422)	(187,640)
Foreign currency translation adjustments, Balance at beginning of fiscal year	620,931	947,632	289,486
Foreign currency translation adjustments, Net change during the fiscal year	(137,256)	(326,701)	658,146
Foreign currency translation adjustments, Effect of adopting new guidance on consolidation of certain variable interest entities (Notes 1 and 26)	(1,636)
Foreign currency translation adjustments, Balance at end of fiscal year	482,039	620,931	947,632
Accumulated other comprehensive income (loss), net of taxes: Balance at end of fiscal year	¥ 2,281,423	¥ 2,301,259	¥ 3,067,255